BALANCE SHEETS	Dec. 31, 2021 USD ($)
Assets:
Cash	$ 931,271
Prepaid expenses-current	384,730
Total current assets	1,316,001
Prepaid expenses-non-current	111,454
Investments held in Trust Account	117,310,928
Total assets	118,738,383
Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity
Accrued expenses	175,661
Due to related party	24,613
Total liabilities	200,274
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 1,634,944 and 11,500,000 shares at redemption value of $10.73 and $10.30, respectively, as of September 30, 2023 and December 31, 2022, respectively	117,300,000
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 3,550,000 shares issued and outstanding (excluding 1,634,944 and 11,500,000 shares subject to possible redemption) as of September 30, 2023 and December 31, 2022, respectively	356
Additional paid-in capital	1,651,707
Accumulated Deficit	(413,954)
Total Stockholders' (Deficit) Equity	1,238,109
Total Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity	$ 118,738,383